INCOME TAXES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 14 - INCOME TAXES

The Company has adopted the provisions of ASC 740, “Accounting for Income Taxes”. Pursuant to ASC 740 the Company is required to compute tax asset benefits for net operating losses carried forward. The potential benefit of net operating losses have not been recognized in the consolidated financial statements because the Company cannot be assured that it is more likely than not that it will utilize the net operating losses carried forward in future years.

The Company has incurred operating losses of approximately $16,515,585 which, if unutilized, will expire through to 2031. Future tax benefits, which may arise as a result of these losses, have not been recognized in these consolidated financial statements, and have been offset by a valuation allowance. The following table lists the fiscal year in which the loss was incurred and the expiration date of the loss.

Year	Net	Expiration
Incurred	Loss	Date

2000	$24,052	2020
2001	793,976	2021
2002	231,928	2022
2003	1,120,379	2023
2004	1,400,412	2024
2005	1,645,391	2025
2006	1,888,080	2026
2007	2,327,750	2027
2008	1,050,348	2028
2009	2,221,456	2029
2010	1,731,526	2030
2011	2,080,287	2031
	$16,515,585

The Company is subject to United States federal and state income taxes at an approximate rate of 35%. The reconciliation of the provision for income taxes at the United States federal statutory rate compared to the Company’s income tax expense as reported is as follows:

	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $

Income tax recovery at statutory rate	899,990	1,137,405

Accretion of discount on debt	(27,067)	(214,844)
Derivative gain/loss	8,880	285,668
Stock based compensation	(128,593)	(567,778)
Financing costs	(8,493)	(33,277)
Other	-	15,630
Expiry of losses	-	(31,483)
Valuation allowance change	(744,717)	(591,321)

Provision for income taxes	–	–

The significant components of deferred income tax assets and liabilities as at December 31, 2011 and 2010 are as follows:

	December 31, 2011 $	December 31, 2010 $

Net operating loss carryforward	5,780,455	5,052,354
Intangible assets	68,629	52,012
Valuation allowance	(5,849,084)	(5,104,366)

Net deferred income tax asset	–	–